Commitments and Contingencies - Additional Information - Legal Proceedings and Claims - Petrojarl Knarr FPSO and Towage of the Ocean Winner (Details) - Teekay Offshore $ in Millions	1 Months Ended
	Oct. 31, 2016 USD ($)	Feb. 28, 2017 vessel
Transocean Offshore International Ventures Limited | Towage Vessels
Loss Contingencies [Line Items]
Number of vessels | vessel		1
Royal Dutch Shell Plc
Loss Contingencies [Line Items]
Percentage of rate reduction claim	20.00%
Royal Dutch Shell Plc
Loss Contingencies [Line Items]
Estimated claim | $	$ 23.6